Acquisitions, Disposals and Reorganization (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Fair Value Option, Disclosures [Table Text Block]
Assumptions	December 31, 2018	October 10, 2019

Expected dividend yield (Note i)	0.00%	0.00%
Risk-free interest rate (Note ii)	2.48%	1.91%
Expected volatility (Note iii)	58.20%	47.19%
Expected life (Note iv)	1.8 years	0.03 years
Share price per ordinary share on valuation date	RMB1.00	RMB0.36

Disposal Groups, Including Discontinued Operations [Table Text Block]
Year ended December 31, 2017
RMB
Results of discontinued operations:
Total net revenues	172,993
Total operating costs	(163,079)
Selling expenses	(190)
General and administrative expenses	(3,380)
Other income, net	40
Loss on disposal of discontinued operations	(904)
Income from discontinued operations before income taxes	5,480
Income taxes expense	—
Net income from discontinued operations, net of tax	5,480

Year ended December 31, 2017
RMB
Cash flow from discontinued operations:
Net cash generated from (used in) operating activities*	8,992
Net cash used in investing activities	—
Net cash generated from financing activities	—
Net cash increase (decrease) in cash and, cash equivalents, and restricted cash	8,992
Cash and cash equivalents and restricted cash at beginning of year	5,031
Cash and cash equivalents, and restricted cash at the disposal date	14,023
Cash and cash equivalents and restricted cash at end of year	—